Note 16 - Tax Expense - Income Tax Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax recognised in profit or loss
Current tax	$ 7,642	$ 9,932	$ 9,051
Income tax - current year	4,821	8,707	8,769
Income tax - change in tax estimate	1,944	(46)	(168)
Withholding tax - current year	867	1,271	450
Acquisition of Bilboes Gold tax liability (note 5)	(10)	0	0
Deferred tax expense	5,168	6,838	5,806
Origination and reversal of temporary differences	5,168	6,838	5,806
Tax expense – recognised in profit or loss	12,810	16,770	14,857
Income tax - current year	0	0	0
Tax expense	12,810	16,770	14,857
Bilboes [member]
Tax recognised in profit or loss
Acquisition of Bilboes Gold tax liability (note 5)	$ 10	$ 0	$ 0